Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Limited Duration Income Trust
Statement of Investments, June 30, 2012 (unaudited) *(continued)*

Freescale Semiconductor Inc.,				
senior note, 8.05%, 2/01/20	United States	800,000		794,000
senior note, 10.75%, 8/01/20	United States	676,000		730,080
[a]senior secured note, 144A, 9.25%, 4/15/18	United States	1,000,000		1,075,000
				3,368,080
Software & Services 2.5%				
[a,g]Ceridian Corp., 144A, 8.875%, 7/15/19	United States	400,000		415,000
[a]First Data Corp., senior secured bond, 144A, 8.25%, 1/15/21	United States	2,500,000		2,512,500
[a]Infor US Inc., senior note, 144A, 9.375%, 4/01/19	United States	300,000		321,750
Sitel LLC/Finance Corp.,				
senior note, 11.50%, 4/01/18	United States	1,000,000		717,500
[a]senior secured note, 144A, 11.00%, 8/01/17	United States	200,000		194,500
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	500,000		505,000
SunGard Data Systems Inc., senior note, 7.625%, 11/15/20	United States	1,500,000		1,605,000
West Corp., senior note, 7.875%, 1/15/19	United States	2,000,000		2,100,000
[a]Zayo Escrow Corp., first lien, 144A, 8.125%, 1/01/20	United States	600,000		630,000
				9,001,250
Technology Hardware & Equipment 0.9%				
CDW LLC/Finance Corp., senior note, 8.50%, 4/01/19	United States	2,000,000		2,140,000
[a]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	1,000,000		1,062,500
				3,202,500
Telecommunication Services 4.6%				
CenturyLink Inc., senior note,				
6.45%, 6/15/21	United States	200,000		208,610
5.80%, 3/15/22	United States	2,000,000		1,996,128
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	2,000,000		1,920,000
[a]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	1,200,000		1,104,000
Frontier Communications Corp., senior note,				
7.875%, 4/15/15	United States	1,330,000		1,469,650
8.25%, 4/15/17	United States	1,250,000		1,350,000
Intelsat Jackson Holdings SA, senior note, 7.25%,				
4/01/19	Luxembourg	2,000,000		2,110,000
10/15/20	Luxembourg	800,000		846,000
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	United States	1,000,000		1,042,500
Sprint Nextel Corp., senior note,				
8.375%, 8/15/17	United States	1,000,000		1,030,000
[a]144A, 9.00%, 11/15/18	United States	1,500,000		1,680,000
[a]144A, 7.00%, 3/01/20	United States	600,000		625,500
[a]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Italy	1,500,000		1,228,125
[a,f]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	512,255	EUR	447,432
				17,057,945
Transportation 1.1%				
[a,c]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	1,500,000		1,425,000
[a]Ceva Group PLC, senior secured note, 144A,				
11.625%, 10/01/16	United Kingdom	700,000		733,250
8.375%, 12/01/17	United Kingdom	200,000		194,625
11.50%, 4/01/18	United Kingdom	500,000		463,750
[a]Hertz Corp., senior note, 144A, 6.75%, 4/15/19	United States	1,000,000		1,045,000
				3,861,625
Utilities 1.6%				
[a]Calpine Corp., senior secured note, 144A,				
7.875%, 7/31/20	United States	600,000		664,500
7.50%, 2/15/21	United States	1,000,000		1,085,000
7.875%, 1/15/23	United States	500,000		547,500
[a]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	1,500,000		1,489,687
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note,				
[a]144A, 11.50%, 10/01/20	United States	2,600,000		1,787,500
B, 15.00%, 4/01/21	United States	800,000		276,000
				5,850,187
Total Corporate Bonds (Cost $187,499,043)				188,417,613

Franklin Templeton Limited Duration Income Trust

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

Pinnacle Foods Finance LLC,			
Initial Term Loan, 2.739% - 2.968%, 4/02/14	United States	994,778	990,841
Tranche E Term Loan, 4.75%, 10/17/18	United States	498,646	496,464
Solvest Ltd. (Dole), Tranche C-2 Term Loan, 5.00% - 6.00%, 7/08/18	Bermuda	1,388,920	1,389,788
			6,206,794
Health Care Equipment & Services 5.2%			
Alere Inc., B Term Loan, 4.75%, 6/30/17	United States	2,173,575	2,148,216
Bausch & Lomb Inc., Parent Term Loan, 5.25%, 5/18/19	United States	1,390,000	1,383,919
Carestream Health Inc., Term Loan, 5.00%, 2/25/17	United States	1,062,475	1,019,445
Community Health Systems Inc., Term Loan, 2.495% - 2.717%, 7/25/14	United States	2,066,171	2,039,763
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	1,379,000	1,385,895
Emergency Medical Services Corp., Initial Term Loan, 5.25%, 5/25/18	United States	2,288,515	2,269,920
HCA Inc., Tranche B-2 Term Loan, 3.711%, 3/31/17	United States	1,000,000	973,661
IASIS Healthcare LLC, Term B Loan, 5.00%, 5/03/18	United States	938,125	924,053
Kinetic Concepts Inc., Term B-2 Loan, 6.50%, 11/04/16	United States	1,990,000	2,004,304
Universal Health Services Inc., New Tranche B Term Loan, 3.75%, 11/15/16	United States	2,614,750	2,583,156
Vanguard Health Holding Co. II LLC, Initial Term Loan, 5.00%, 1/29/16	United States	2,467,301	2,465,246
			19,197,578
Household & Personal Products 0.5%			
Revlon Consumer Products Corp., Term Loan, 4.75% - 5.75%, 11/19/17	United States	1,889,235	1,882,825
Insurance 0.1%			
CNO Financial Group Inc., B-1 Loan, 6.25%, 9/30/16	United States	488,929	490,152
Materials 5.7%			
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	613,800	582,599
Anchor Glass Container Corp., First Lien Term Loan, 6.00%, 3/02/16	United States	2,178,866	2,176,142
Ascend Performance Materials Operations LLC, Term B Facility, 6.75%, 4/10/18	United States	1,466,325	1,431,500
Exopack LLC, Term B Loan, 6.50%, 5/31/17	United States	994,975	998,706
Ineos US Finance LLC,			
Dollar Term Loan, 6.50%, 4/27/18	United States	1,476,300	1,447,512
Short-Dated Dollar Term Loan, 5.50%, 5/12/15	United States	827,925	836,204
Kronos Worldwide Inc., Initial Term Loan, 5.75%, 6/13/18	United States	1,000,000	1,001,250
[d]NewPage Corp., DIP Term Loan, 8.00%, 3/07/13	United States	1,000,000	1,011,250
PL Propylene LLC (PetroLogistics), Tranche B Term Loan, 7.00%, 3/27/17	United States	837,900	847,326
Reynolds Group Holdings Inc., Tranche B Term Loan, 6.50%, 2/09/18	United States	4,044,042	4,075,496
Road Infrastructure Investment LLC, First Lien Term Loan, 6.25%, 3/30/18	United States	997,500	987,525
Taminco Global Chemical Corp., Tranche B-1 Dollar Term Loan, 5.25%, 2/15/19	United States	1,995,000	1,999,988
Trinseo Materials Operating S.C.A., Term Loan, 6.00% - 6.75%, 8/02/17	Luxembourg	2,854,093	2,681,658
Walter Energy Inc., B Term Loan, 4.00%, 4/01/18	United States	909,519	892,465
			20,969,621
Media 5.6%			
Bresnan Broadband Holdings LLC, Term Loan B, 4.50%, 12/14/17	United States	1,408,550	1,397,979
Clear Channel Communications Inc.,			
Tranche A Term Loan, 3.645%, 5/13/14	United States	984,266	896,297
Tranche B Term Loan, 3.895%, 1/29/16	United States	984,266	785,414
Cumulus Media Holdings Inc.,			
Second Lien Term Loan, 7.50%, 9/16/19	United States	1,500,000	1,503,750
Term Loan, 5.75%, 9/16/18	United States	2,128,694	2,128,694
Dex Media West LLC, Term Loan B, 7.25%, 10/24/14	United States	1,982,215	1,232,278
Entercom Radio LLC, Term B Loan, 6.25%, 11/23/18	United States	953,333	957,702
Gray Television Inc., Term Loan B, 3.74%, 12/31/14	United States	2,468,756	2,447,658
Newsday LLC, Floating Rate Term Loan, 6.717%, 8/01/13	United States	2,400,000	2,413,999
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	1,237,153	548,677
Sinclair Television Group Inc., New Tranche B Term Loan, 4.00%, 10/29/16	United States	986,531	984,476
Telesat Canada, U.S. Term B Loan, 4.25%, 3/28/19	Canada	1,510,000	1,496,788
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	1,200,236	1,200,986
Univision Communications Inc., Extended First Lien Term Loan, 4.495%, 3/31/17	United States	2,622,443	2,477,391
			20,472,089
Pharmaceuticals, Biotechnology & Life Sciences 1.7%			
Aptalis Pharma Inc. (Axcan), Term B-2 Loan, 5.50%, 2/11/17	United States	997,500	970,069
inVentiv Health Inc., Term B-3 Loans, 6.75%, 5/15/18	United States	1,386,000	1,300,530
Pharmaceutical Product Development Inc., Term Loan B, 6.25%, 12/05/18	United States	2,099,450	2,113,621

Franklin Templeton Limited Duration Income Trust

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

Valeant Pharmaceuticals International Inc., Series A Tranche B Term Loan, 4.75%, 2/13/19	Canada	1,910,000		1,885,647
				6,269,867
Retailing 3.5%				
Academy Ltd., Initial Term Loan, 6.00%, 8/03/18	United States	1,024,850		1,030,610
Amscan Holdings Inc., Term Loan B, 6.75%, 12/02/17	United States	1,522,875		1,523,352
Bass Pro Group LLC, Loans, 5.25%, 6/13/17	United States	518,700		519,997
BJ's Wholesale Club Inc., Replacement Loans, 5.25%, 9/30/18	United States	2,427,906		2,437,771
Evergreen AcqCo 1 LP (Savers), Term Loan B, 7.25%, 7/09/19	United States	230,000		230,000
Jo-Ann Stores Inc., Initial Loan, 4.75%, 3/18/18	United States	1,938,803		1,919,415
Michaels Stores Inc., B-3 Term Loan, 5.00%, 10/31/16	United States	1,000,000		998,125
Neiman Marcus Group Inc., Term Loan, 4.75%, 5/16/18	United States	1,750,000		1,733,949
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 4.25%, 3/30/18	United States	942,228		943,798
Prestige Brands Inc., Term B Loans, 5.25%, 1/26/19	United States	1,356,061		1,364,747
				12,701,764
Semiconductors & Semiconductor Equipment 0.3%				
Freescale Semiconductor Inc., Tranche B-1 Term Loan, 4.489%, 12/01/16	United States	1,000,000		948,000
Software & Services 1.2%				
SunGard Data Systems Inc.,				
Incremental Term B Loan, 3.745%, 2/28/14	United States	713,992		712,802
Tranche A U.S. Term Loan, 1.991% - 1.995%, 2/28/14	United States	82,408		82,202
Tranche B U.S. Term Loan, 3.866% - 4.091%, 2/28/16	United States	2,317,309		2,300,508
West Corp., Term Loan B-4, 4.495% - 4.717%, 7/15/16	United States	1,224,678		1,221,616
				4,317,128
Technology Hardware & Equipment 0.9%				
Attachmate Corp., Term Loan, 7.25%, 11/22/17	United States	1,345,500		1,331,372
Avaya Inc., Term Loan B-1, 3.217%, 10/26/14	United States	1,979,081		1,868,882
				3,200,254
Telecommunication Services 2.3%				
Genesys Telecom Holdings U.S. Inc., Term Loan, 6.75%, 1/31/19	United States	688,275		692,290
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	3,566,042		3,554,880
MetroPCS Wireless Inc., Term Loan B3, 4.00%, 3/17/18	United States	1,777,481		1,740,979
NTELOS Inc., Term B Advance, 4.00%, 8/07/15	United States	1,234,414		1,224,128
[g]Zayo Group LLC, Term Loan B, 8.125%, 7/02/19	United States	1,100,000		1,104,125
				8,316,402
Transportation 1.5%				
Avis Budget Car Rental LLC, Tranche C Term Loan, 4.25%, 3/15/19	United States	2,114,700		2,110,295
Delta Air Lines Inc., New Term Loan, 5.50%, 4/20/17	United States	1,980,000		1,976,907
Hertz Corp., Credit Linked Deposit, 3.75%, 3/11/18	United States	1,000,000		960,000
RailAmerica Inc., Initial Loan, 4.00%, 3/01/19	United States	369,075		369,075
				5,416,277
Utilities 0.7%				
Calpine Corp., Term Loan, 4.50%, 4/01/18	United States	2,686,000		2,674,249
Total Senior Floating Rate Interests (Cost $184,170,334)				183,767,701
Foreign Government and Agency Securities 2.1%				
[e,h]Government of Argentina, senior bond, FRN, 0.785%, 8/03/12	Argentina	3,000,000		361,395
Government of Malaysia, senior bond,				
3.702%, 2/25/13	Malaysia	4,097,000	MYR	1,298,217
3.70%, 5/15/13	Malaysia	360,000	MYR	114,254
3.21%, 5/31/13	Malaysia	560,000	MYR	177,012
3.461%, 7/31/13	Malaysia	1,400,000	MYR	443,869
5.094%, 4/30/14	Malaysia	20,000	MYR	6,543
Government of Poland,				
5.25%, 4/25/13	Poland	510,000	PLN	153,790
5.00%, 10/24/13	Poland	415,000	PLN	125,187
5.75%, 4/25/14	Poland	950,000	PLN	290,903
5.50%, 4/25/15	Poland	645,000	PLN	198,284
6.25%, 10/24/15	Poland	715,000	PLN	225,268
Strip, 1/25/13	Poland	240,000	PLN	70,205
Strip, 1/25/14	Poland	1,405,000	PLN	393,236
Government of Sweden, 1.50%, 8/30/13	Sweden	6,630,000	SEK	964,925

Franklin Templeton Limited Duration Income Trust

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

At June 30, 2012, the Fund had the following forward exchange contracts outstanding. See Note 3.

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	721,000	$ 1,039,069	8/27/12	$ 126,052	$ -
Euro	DBAB	Sell	80,000	113,928	9/06/12	12,611	-
Euro	DBAB	Sell	297,671	410,310	10/15/12	33,146	-
Euro	DBAB	Sell	153,194	215,974	10/31/12	21,828	-
Japanese Yen	JPHQ	Sell	180,180,000	2,392,670	10/31/12	135,944	-
Euro	DBAB	Sell	84,184	117,095	11/02/12	10,404	-
Euro	DBAB	Sell	362,000	497,171	11/07/12	38,357	-
Euro	BZWS	Sell	78,316	107,696	11/08/12	8,434	-
Euro	DBAB	Sell	309,763	416,911	12/03/12	24,166	-
Japanese Yen	BZWS	Sell	171,860,000	2,229,053	12/06/12	75,158	-
Euro	DBAB	Sell	389,500	511,764	12/17/12	17,829	-
Euro	DBAB	Buy	159,550	199,310	1/03/13	3,067	-
Euro	DBAB	Sell	159,550	203,825	1/03/13	1,448	-
Euro	BZWS	Sell	1,470,694	1,881,827	1/11/13	16,149	-
Euro	DBAB	Sell	84,250	110,081	1/17/13	3,195	-
Japanese Yen	DBAB	Sell	90,560,000	1,185,340	1/22/13	49,420	-
Euro	DBAB	Sell	1,491,121	1,937,265	1/28/13	45,214	-
Euro	DBAB	Sell	761,000	1,002,389	1/30/13	36,745	-
Euro	DBAB	Sell	673,313	889,580	2/14/13	35,021	-
Japanese Yen	HSBC	Sell	28,600,000	357,690	3/01/13	-	(1,290)
Japanese Yen	JPHQ	Sell	28,600,000	357,947	3/01/13	-	(1,032)
Euro	DBAB	Sell	597,997	800,000	3/04/13	40,835	-
Japanese Yen	UBSW	Sell	31,900,000	398,016	3/04/13	-	(2,405)
Euro	DBAB	Sell	900,000	1,178,010	3/18/13	35,220	-
Euro	DBAB	Sell	376,000	499,497	4/02/13	21,960	-
Euro	DBAB	Sell	500,000	654,950	5/02/13	19,644	-
Unrealized appreciation (depreciation)						811,847	(4,727)
Net unrealized appreciation (depreciation)						$ 807,120

ABBREVIATIONS

Counterparty

BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
HSBC - HSBC Bank USA, NA
JPHQ - JP Morgan Chase & Co.
UBSW- UBSAG

Currency

EUR - Euro
KRW - South Korean Won
MYR - Malaysian Ringgit
PLN - Polish Zloty
SEK - Swedish Krona

Franklin Templeton Limited Duration Income Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U. S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund's investment objectives.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

The Fund is investing in mortgage dollar rolls as an alternate form of leverage. As a result, the mortgage dollar rolls are considered indebtedness or a "senior security" for purposes of the asset coverage requirements under the 1940 Act.

5. INCOME TAXES

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$ 538,634,005
Unrealized appreciation	$ 13,698,207
Unrealized depreciation	(13,434,168)
Net unrealized appreciation (depreciation)	$ 264,039

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2012, in valuing the Fund's assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Corporate Bonds	$ -	$ 188,417,613	$ -	$ 188,417,613
Senior Floating Rate Interests	-	183,767,701	-	183,767,701
Foreign Government and Agency Securities	-	7,837,514	-	7,837,514
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	26,518,811	-	26,518,811
Mortgage-Backed Securities	-	127,962,541	-	127,962,541
Short Term Investments	4,275,406	118,458	-	4,393,864
Total Investments in Securities	$ 4,275,406	$ 534,622,638	$ -	$ 538,898,044
Forward Exchange Contracts	-	811,847	-	811,847
Unfunded Loan Commitments	-	1,839	-	1,839
Liabilities:				
Forward Exchange Contracts	-	4,727	-	4,727

7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet
(Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant
maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the
Securities Exchange Act of 1934 and the Investment Company Act of 1940 is
recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The
Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of
Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the
Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of
Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief
Accounting Officer.